Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Property rentals	$ 1,911,487	$ 1,880,405	$ 1,771,264
Tenant expense reimbursements	245,819	226,831	207,149
Cleveland Medical Mart development project	0	36,369	235,234
Fee and other income	155,206	155,571	119,077
Total revenues	2,312,512	2,299,176	2,332,724
EXPENSES:
Operating	953,611	928,565	891,637
Depreciation and amortization	481,303	461,627	435,545
General and administrative	169,270	177,366	167,194
Cleveland Medical Mart development project	0	32,210	226,619
Acquisition and transaction related costs, and impairment losses	18,435	24,857	17,386
Total expenses	1,622,619	1,624,625	1,738,381
Operating income	689,893	674,551	594,343
Income from Real Estate Fund	163,034	102,898	63,936
(Loss) income from partially owned entities	(58,131)	(338,785)	423,126
Interest and debt expense	(412,755)	(425,782)	(431,235)
Interest and other investment income (loss), net	38,752	(24,887)	(261,200)
Net gain on disposition of wholly owned and partially owned assets	13,568	2,030	4,856
Income (loss) before income taxes	434,361	(9,975)	393,826
Income tax (expense) benefit	(9,281)	8,717	(8,132)
Income (loss) from continuing operations	425,080	(1,258)	385,694
Income from discontinued operations	583,946	565,998	308,847
Net income	1,009,026	564,740	694,541
Less net income attributable to noncontrolling interests in consolidated subsidiaries	(96,561)	(63,952)	(32,018)
Net income attributable to Vornado Realty L.P.	912,465	500,788	662,523
Preferred unit distributions	(81,514)	(83,965)	(86,873)
Preferred unit redemptions	0	(1,130)	8,948
NET INCOME attributable to Class A unitholders	830,951	415,693	584,598
INCOME (LOSS) PER CLASS A UNIT - BASIC:
Income (loss) from continuing operations, net (in dollars per unit)	$ 1.22	$ (0.76)	$ 1.37
Income from discontinued operations, net (in dollars per unit)	$ 2.95	$ 2.85	$ 1.58
Net income per Class A unit (in dollars per unit)	$ 4.17	$ 2.09	$ 2.95
Weighted average units outstanding (in shares)	198,213	197,551	197,082
INCOME (LOSS) PER CLASS A UNIT - DILUTED:
Income (loss) from continuing operations, net (in dollars per unit)	$ 1.22	$ (0.75)	$ 1.36
Income from discontinued operations, net (in dollars per unit)	$ 2.92	$ 2.83	$ 1.57
Net income per Class A unit (in dollars per unit)	$ 4.14	$ 2.08	$ 2.93
Weighted average units outstanding (in shares)	199,813	198,643	198,134
Toys R Us [Member]
EXPENSES:
(Loss) income from partially owned entities	(73,556)	(362,377)	14,859
All Equity Method Investees Excluding Toys [Member]
EXPENSES:
(Loss) income from partially owned entities	$ 15,425	$ 23,592	$ 408,267